Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
Goodwill

11. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	147,639	159,409	22,898
Increase in goodwill related to acquisitions during the year	11,770	72,598	10,427
Accumulated impairment loss	—	—	—
Balance at the end of year	159,409	232,007	33,325